State Street International Developed Equity Index Fund Expense Example - State Street International Developed Equity Index Fund - Class K	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	$ 202